Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Provisions related to expected credit losses (IFRS 9, Financial Instruments)	$ 443	$ 347
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations)	227	371
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	3,645	3,785
Acquisition-related contingent liabilities relating to litigation, regulatory and similar matters (IFRS 3, Business Combinations)	316	531
Restructuring, real-estate and other provisions (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	1,681	1,586
Total provisions and contingent liabilities	4,631	5,035
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	$ 1,964	$ 2,200